Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials and consumables	$ 337,832	$ 240,836	$ 126,046
Inventories in process	26,357	47,074	65,016
Finished goods	43,044	22,640	37,291
Total inventories	$ 407,233	$ 310,550	$ 228,353